Offerings	Jan. 23, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share, 2017 Equity Incentive Plan
Amount Registered | shares	2,036,031
Proposed Maximum Offering Price per Unit	14.79
Maximum Aggregate Offering Price	$ 30,112,898.49
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,158.60
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Registrant's common stock that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant's receipt of consideration that increases the number of the outstanding shares of the Registrant's common stock. Represents additional shares of common stock reserved for issuance under the Registrant's 2017 Equity Incentive Plan (the "2017 EIP") resulting from the annual 4% automatic increase in the number of authorized shares reserved for issuance under the 2017 EIP. The increase was effective as of January 1, 2026. Estimated under Rules 457(c) and (h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of the average of the high and low prices of the common stock as quoted by The Nasdaq Global Market on January 16, 2026, which date is within five business days prior to the filing of the Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share, 2017 Employee Stock Purchase Plan
Amount Registered | shares	509,007
Proposed Maximum Offering Price per Unit	12.57
Maximum Aggregate Offering Price	$ 6,398,217.99
Fee Rate	0.01381%
Amount of Registration Fee	$ 883.60
Offering Note	Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover any additional shares of the Registrant's common stock that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant's receipt of consideration that increases the number of the outstanding shares of the Registrant's common stock. Represents additional shares of common stock reserved for issuance under the Registrant's 2017 Employee Stock Purchase Plan (the "2017 ESPP") resulting from the annual 1% automatic increase in the number of authorized shares reserved for issuance under the 2017 ESPP. The increase was effective as of January 1, 2026. Estimated under Rules 457(c) and (h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of the average of the high and low prices of the common stock as quoted by The Nasdaq Global Market on January 16, 2026, which date is within five business days prior to the filing of the Registration Statement, multiplied by 85%, which is the percentage of the trading price per share applicable to purchasers under the 2017 ESPP.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share, Amended and Restated 2021 Equity Inducement Plan
Amount Registered | shares	400,000
Proposed Maximum Offering Price per Unit	14.79
Maximum Aggregate Offering Price	$ 5,916,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 817.00
Offering Note	Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover any additional shares of the Registrant's common stock that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant's receipt of consideration that increases the number of the outstanding shares of the Registrant's common stock. Represents additional shares of common stock reserved for issuance upon the exercise of stock options and the settlement of restricted stock unit awards under the Registrant's 2021 Equity Inducement Plan, as amended and restated to be granted by the Registrant to certain employees as a material inducement to their acceptance of employment with the Registrant in accordance with Nasdaq Listing Rule 5635(c)(4). Estimated under Rules 457(c) and (h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of the average of the high and low prices of the common stock as quoted by The Nasdaq Global Market on January 16, 2026, which date is within five business days prior to the filing of the Registration Statement.